Schedule II - Condensed Financial Information of Registrant Statements of Operations and Comprehensive Income (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Dividend income	$ 134.7	$ 93.5	$ 198.4	$ 159.2	$ 167.3
Other income			8.2	14.7	49.8
Total revenues	1,452.9	1,418.4	2,890.0	2,628.9	2,830.4
Expenses
General, administrative and corporate expenses	(232.7)	(233.4)	(494.2)	(418.0)	(410.9)
Other expenses			(20.1)	(10.8)	(10.8)
Income (loss) from operations before income taxes	255.1	53.1	(27.0)	35.1	(38.0)
Income tax benefit/(expense)	(36.2)	(4.7)	78.1	(5.3)	(18.4)
Net income/(loss)	218.9	48.4	51.1	29.8	(56.4)
Net (loss)/income attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	196.7	26.2
Other Comprehensive Income:
Change in unrealized (losses)/gains on investments	10.7	(286.5)	(367.8)	(157.9)	108.0
Change in foreign currency translation adjustment	0.0	0.6
Other comprehensive (loss)/income, net of tax	14.0	(312.0)	(383.3)	(142.7)	96.4
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	$ 210.7	$ (285.8)	(332.2)	(112.9)	40.0
Parent Company
Condensed Financial Statements, Captions [Line Items]
Equity in net earnings/(losses) of subsidiaries and other investments, equity method			14.2	(90.5)	(108.4)
Dividend income			121.7	193.0	141.5
Net realized and unrealized investment (losses)/gains			(4.0)	(0.5)	2.5
Other income			1.0	0.0	0.0
Total revenues			132.9	102.0	35.6
Expenses
General, administrative and corporate expenses			(62.7)	(54.6)	(74.6)
Interest expense			(14.3)	(14.3)	(14.3)
Other expenses			(4.8)	(3.3)	(3.1)
Income (loss) from operations before income taxes			51.1	29.8	(56.4)
Income tax benefit/(expense)			0.0	0.0	0.0
Net income/(loss)			51.1	29.8	(56.4)
Proportion due to non-controlling interest			0.0	0.0	0.0
Net (loss)/income attributable to Aspen Insurance Holdings Limited’s ordinary shareholders			51.1	29.8	(56.4)
Other Comprehensive Income:
Change in unrealized (losses)/gains on investments			(367.8)	(158.6)	108.0
Net change from current period hedged transactions			15.4	(6.2)	0.3
Change in foreign currency translation adjustment			(30.9)	21.4	(11.9)
Other comprehensive (loss)/income, net of tax			(383.3)	(143.4)	96.4
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders			$ (332.2)	$ (113.6)	$ 40.0